FINANCIAL RISK MANAGEMENT (Details) - Narrative Collateral Pledged as Security £ in Millions, number in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Deposits from banks	£ 24,997	£ 23,593
Customer deposits	434,569	396,839
Contract/ notional amount	2,075,682	2,623,228
The Group | Interest rate risk | Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Hedging instrument, assets	81	467
(Losses) gains on hedging instrument, fair value hedges	(87)	353
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	633	(200)
The Group | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	107,340	102,969
The Group | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	£ 103,438	£ 98,278
Nominal amount of hedging instrument	112,027	116,211
The Group | Interest rate risk | Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Hedging instrument, assets	£ 28
Hedging instrument, liabilities		£ (393)
Hedge ineffectiveness recognised in the income statement	259	131
The Group | Interest rate risk | Cash flow hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	£ 18,107	£ 26,774
Nominal amount of hedging instrument	439,139	576,356
The Group | Interest rate risk | Cash flow hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	£ 15,120	£ 23,467
Nominal amount of hedging instrument	294,274	391,417
The Group | Currency risk
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Structural foreign currency exposures	£ 113	£ 52
The Group | Financial assets at fair value through profit or loss
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	0	0
The Group | Hedging
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	506,800	586,287
The Group | Hedging | Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	185,994	160,976
The Group | Hedging | Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	320,806	425,311
The Group | Hedging | Interest rate swaps | Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	185,958	160,942
The Group | Hedging | Interest rate swaps | Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	316,776	417,718
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Deposits from banks	10,304	7,122
Customer deposits	264,473	239,762
Contract/ notional amount	2,194,203	2,805,976
The Bank | Interest rate risk | Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Hedging instrument, liabilities	4	60
(Losses) gains on hedging instrument, fair value hedges	(225)	120
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	198	(163)
The Bank | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	16,430	18,977
The Bank | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	£ 12,535	£ 14,286
Nominal amount of hedging instrument	21,226	25,070
The Bank | Interest rate risk | Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Hedging instrument, liabilities	£ (31)	£ (26)
Hedge ineffectiveness recognised in the income statement	(27)	62
The Bank | Interest rate risk | Cash flow hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	£ 11,221	£ 12,421
Nominal amount of hedging instrument	134,100	194,827
The Bank | Interest rate risk | Cash flow hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	£ 11,221	£ 12,421
Nominal amount of hedging instrument	93,353	130,477
The Bank | Currency risk
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Structural foreign currency exposures	£ 2	£ 2
The Bank | Financial assets at fair value through profit or loss
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Collateral held permitted to be sold or repledged, at fair value	0	0
The Bank | Hedging
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	152,035	198,445
The Bank | Hedging | Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	58,066	66,867
The Bank | Hedging | Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	93,969	131,578
The Bank | Hedging | Interest rate swaps | Fair value hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	58,030	66,833
The Bank | Hedging | Interest rate swaps | Cash flow hedges
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	93,353	130,477
Deposits from banks: | The Group | Collateral pledged
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Liabilities in respect of securities sold under repurchase agreements	18,874	17,545
Deposits from banks: | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Liabilities in respect of securities sold under repurchase agreements	5,087	2,645
Deposits from banks: | The Bank | Collateral pledged
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Liabilities in respect of securities sold under repurchase agreements	5,197	2,118
Customer deposits | The Group | Collateral pledged
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	8,087	9,221
Assets held to hedge liabilities arising from financing activities | The Group | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	19,567	45,183
Assets held to hedge liabilities arising from financing activities | The Group | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	6,172	5,890
Assets held to hedge liabilities arising from financing activities | The Group | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments | US Dollar LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	13,395	15,729
Assets held to hedge liabilities arising from financing activities | The Bank | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	17,775	38,328
Assets held to hedge liabilities arising from financing activities | The Bank | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments | Sterling LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	5,455	4,824
Assets held to hedge liabilities arising from financing activities | The Bank | Interest rate risk | Fair value hedges | Interest rate benchmark reform amendments | US Dollar LIBOR
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Contract/ notional amount	12,320	14,517
Net amount recognised in the balance sheet | Deposits from banks:
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Deposits from banks	24,997	23,593
Net amount recognised in the balance sheet | Customer deposits
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Customer deposits	434,569	396,839
Repos | Net amount recognised in the balance sheet | Deposits from banks:
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Deposits from banks	18,767	18,105
Repos | Net amount recognised in the balance sheet | Customer deposits
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Customer deposits	£ 9,417	£ 9,530